Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Additional paid in capital	Capital reserve due to translation to presentation currency	Capital reserve from hedges	Capital reserve from sharebased payments	Capital reserve from employee benefits	Accumulated deficit	Total
Balance at Dec. 31, 2020	$ 11,706	$ 209,760	$ (3,490)	$ 357	$ 4,558	$ (320)	$ (43,933)	$ 178,638
Net income							2,779	2,779
Other comprehensive income (loss)				(322)				(322)
Tax effect
Total comprehensive income (loss)				(322)			2,779	2,457
Exercise and forfeiture of share-based payment into shares	14	245			(245)			14
Cost of share-based payment					504			504
Balance at Sep. 30, 2021	11,720	210,005	(3,490)	35	4,817	(320)	(41,154)	181,613
Balance at Dec. 31, 2020	11,706	209,760	(3,490)	357	4,558	(320)	(43,933)	178,638
Net income							(2,230)	(2,230)
Other comprehensive income (loss)				(303)		171		(132)
Total comprehensive income (loss)				(303)		171	(2,230)	(2,362)
Exercise and forfeiture of share-based payment into shares	19	444			(444)			19
Cost of share-based payment					529			529
Balance at Dec. 31, 2021	11,725	210,204	(3,490)	54	4,643	(149)	(46,163)	176,824
Balance at Jun. 30, 2021	11,716	209,942	(3,490)	58	4,746	(320)	(40,309)	182,343
Net income							(845)	(845)
Other comprehensive income (loss)				(23)				(23)
Tax effect
Total comprehensive income (loss)				(23)			(845)	(868)
Exercise and forfeiture of share-based payment into shares	4	63			(63)			4
Cost of share-based payment					134			134
Balance at Sep. 30, 2021	11,720	210,005	(3,490)	35	4,817	(320)	(41,154)	181,613
Balance at Dec. 31, 2021	11,725	210,204	(3,490)	54	4,643	(149)	(46,163)	176,824
Net income							(5,265)	(5,265)
Other comprehensive income (loss)				(311)		361		50
Tax effect
Total comprehensive income (loss)				(311)		361	(5,265)	(5,215)
Exercise and forfeiture of share-based payment into shares	7	151			(151)			7
Cost of share-based payment					935			935
Balance at Sep. 30, 2022	11,732	210,355	(3,490)	(257)	5,427	212	(51,428)	172,551
Balance at Jun. 30, 2022	11,731	210,319	(3,490)	(442)	5,097	271	(51,912)	171,574
Net income							484	484
Other comprehensive income (loss)				185		(59)		126
Tax effect
Total comprehensive income (loss)				185		(59)	484	610
Exercise and forfeiture of share-based payment into shares	1	36			(36)			1
Cost of share-based payment					366			366
Balance at Sep. 30, 2022	$ 11,732	$ 210,355	$ (3,490)	$ (257)	$ 5,427	$ 212	$ (51,428)	$ 172,551